Investments - Summary of Equity Securities Without Readily Determinable Fair Values (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amounts at the end of the period	¥ 686,545	¥ 601,621	¥ 357,938
Downward adjustments and impairments	28,869	23,886	11,002
Upward adjustments	¥ 13,713	¥ 13,880	¥ 13,764